May 3, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.

          Re:     Calvert Municipal Fund
                     SEC File numbers: 33-44968 and 811-6525

     In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

     (1)  the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from that contained in the most recent registration statement (effective April 30, 2007) or amendment; and

     2)  the text of the most recent registration statement (effective April 30, 2007) has been filed electronically.

     If you have questions or require further information, please contact me at 301-951-4881.

Sincerely,

/s/Ivy Wafford Duke

Ivy Wafford Duke
Associate General Counsel